Commitments and Contigencies	6 Months Ended
Jun. 30, 2018
Commitment and Contigencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 12: COMMITMENTS AND CONTINGENCIES

On November 18, 2014, Navios Acquisition entered into backstop agreements with Navios Midstream. In accordance with the terms of the backstop agreements, Navios Acquisition has provided backstop commitments for a two-year period as of the redelivery of each of the Nave Celeste, the Shinyo Ocean and the Shinyo Kannika from their original charters, at a net rate of $35, $38.4 and $38, respectively. Backstop commitments are triggered if the actual rates achieved are below the backstop rates. The backstop commitment for the Shinyo Kannika was terminated in relation to the sale of this vessel in March 2018. Navios Acquisition agreed to extend the backstop commitment of the Shinyo Kannika to the Nave Galactic, following the sale of the latter to Navios Midstream in March 2018.

The Company is involved in various disputes and arbitration proceedings arising in the ordinary course of business. Provisions have been recognized in the financial statements for all such proceedings where the Company believes that a liability may be probable, and for which the amounts are reasonably estimable, based upon facts known at the date of the financial statements were prepared. In the opinion of the management, the ultimate disposition of these matters individually and in aggregate will not materially affect the Company’s financial position, results of operations or liquidity.